UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09417

Name of Fund: The BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, The BlackRock
Pennsylvania Strategic Municipal Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2011

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)

BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania — 106.8%
County/City/Special District/School
District — 12.7%
Delaware Valley Regional Financial
Authority, RB, Series A (AMBAC),
5.50%, 8/01/28	$ 1,500	$ 1,603,110
Marple Newtown School District, GO
(AGM), 5.00%, 6/01/31	600	635,550
Owen J. Roberts School District, GO,
4.75%, 11/15/25	700	746,396
Philadelphia School District, GO,
Series E, 6.00%, 9/01/38	100	108,237
Scranton School District Pennsylvania,
GO, Series A (AGM), 5.00%, 7/15/38	500	514,725
		3,608,018
Corporate — 2.5%
Pennsylvania Economic Development
Financing Authority, RB, Aqua
Pennsylvania Inc. Project, Series A,
AMT, 6.75%, 10/01/18	600	697,314
Education — 15.4%
Adams County IDA, Refunding RB,
Gettysburg College:
5.00%, 8/15/24	100	108,202
5.00%, 8/15/25	100	107,260
4.50%, 8/15/27	140	142,033
Cumberland County Municipal Authority,
RB, AICUP Financing Program,
Dickinson College Project, 5.00%,
11/01/39	200	197,560
Delaware County Authority, RB,
Haverford College:
5.00%, 11/15/35	415	441,747
5.00%, 11/15/40	300	318,096
Delaware County Authority
Pennsylvania, RB, Villanova University,
5.25%, 12/01/31	100	107,077
Lancaster Higher Education Authority,
RB, Franklin & Marshall College
Project, 5.00%, 4/15/37	500	510,220
Pennsylvania Higher Educational
Facilities Authority, RB:
Drexel University, Series A (NPFGC),
5.00%, 5/01/37	250	256,710
Thomas Jefferson University, 5.00%,
3/01/40	1,000	1,032,250
Swarthmore Borough Authority,
Refunding RB, Series A, 4.30%,
9/15/28	285	291,242

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Education (concluded)
University of Pittsburgh Pennsylvania,
RB, Capital Project, Series B, 5.00%,
9/15/28	$ 350	$ 383,050
Wilkes-Barre Finance Authority,
Refunding RB, Wilkes University
Project, 5.00%, 3/01/37	500	465,265
		4,360,712
Health — 42.8%
Allegheny County Hospital Development
Authority, Refunding RB, Health
System, West Penn, Series A:
5.00%, 11/15/28	250	196,668
5.38%, 11/15/40	470	348,890
Berks County Municipal Authority,
Refunding RB, Reading Hospital &
Medical Center Project, Series A-3,
5.50%, 11/01/31	500	530,080
Bucks County IDA, Refunding RB,
Pennswood Village Project, Series A,
6.00%, 10/01/12 (a)	1,150	1,285,919
Cumberland County Municipal Authority,
RB, Diakon Lutheran, 6.38%,
1/01/39	500	513,220
Dauphin County General Authority,
Refunding RB, Pinnacle Health
System Project, Series A, 6.00%,
6/01/29	500	532,015
Franklin County IDA Pennsylvania, RB,
Chambersburg Hospital Project,
5.38%, 7/01/42	250	249,420
Lehigh County General Purpose
Authority, Refunding RB, Hospital,
Saint Luke's Bethlehem, 5.38%,
8/15/13 (a)	2,500	2,857,625
Lycoming County Authority, Refunding
RB, Susquehanna Health System
Project, Series A, 5.75%, 7/01/39	210	213,948
Monroe County Hospital Authority
Pennsylvania, Refunding RB, Hospital,
Pocono Medical Center, 5.13%,
1/01/37	345	338,376
Montgomery County Higher Education &
Health Authority, Refunding RB,
Abington Memorial Hospital, Series A,
5.13%, 6/01/33	370	370,625

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AGM	Assured Guaranty Municipal Corp.	HFA	Housing Finance Agency
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
AMT	Alternative Minimum Tax (subject to)	NPFGC	National Public Finance Guarantee Corp.
CAB	Capital Appreciation Bonds	RB	Revenue Bonds
FHA	Federal Housing Administration

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST

JULY 31, 2010

Schedule of Investments(continued)

BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Health (concluded)
Montgomery County IDA Pennsylvania,
RB:
Acts Retirement Life Community,
5.25%, 11/15/28	$ 1,250	$ 1,198,838
Acts Retirement Life Community,
Series A, 4.50%, 11/15/36	400	323,356
New Regional Medical Center
Project (FHA), 5.38%, 8/01/38	535	553,195
Pennsylvania Higher Educational
Facilities Authority, RB, University of
Pittsburgh Medical Center, Series E,
5.00%, 5/15/31	1,000	1,010,730
South Fork Municipal Authority,
Refunding RB, Conemaugh Valley
Memorial, Series B (AGC), 5.38%,
7/01/35	245	249,993
Southcentral General Authority
Pennsylvania, Refunding RB,
Wellspan Health Obligor Group,
Series A, 6.00%, 6/01/29	1,250	1,376,312
		12,149,210
Housing — 10.0%
Pennsylvania HFA, RB:
Series 94-A, AMT, 5.10%,
10/01/31	150	150,869
Series 95-A, AMT, 4.90%,
10/01/37	1,000	991,030
Series 103C, 5.40%, 10/01/33	250	261,457
Pennsylvania HFA, Refunding RB, AMT:
Series 97A, 4.65%, 10/01/31	1,300	1,241,890
Series 99A, 5.15%, 4/01/38	200	206,900
		2,852,146
State — 2.0%
Commonwealth of Pennsylvania, GO,
First Series, 5.00%, 3/15/29	275	299,909
State Public School Building Authority,
Refunding RB, Harrisburg School
District Project, Series A (AGC), 5.00%,
11/15/33	250	260,823
		560,732
Transportation — 13.9%
Delaware River Port Authority, RB,
Series D, 5.00%, 1/01/40	750	760,665
Pennsylvania Economic Development
Financing Authority, RB, Amtrak
Project, Series A, AMT:
6.25%, 11/01/31	1,000	1,014,600
6.38%, 11/01/41	1,000	1,013,320
Pennsylvania Turnpike Commission, RB:
CAB, Sub-Series E, 6.48%,
12/01/38 (b)	175	126,100
Series A (AMBAC), 5.25%,
12/01/32	870	885,442
Sub-Series B-1, 5.00%, 12/01/37	150	150,657
		3,950,784
Utilities — 7.5%
City of Philadelphia Pennsylvania, RB:
Series A, 5.25%, 1/01/36	100	104,208
Series C (AGM), 5.00%, 8/01/40 (c)	350	356,622

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Utilities (concluded)
Delaware County IDA Pennsylvania, RB,
Water Facilities, AMT (NPFGC), 6.00%,
6/01/29	$ 1,250	$ 1,251,200
Montgomery County IDA Pennsylvania,
RB, Aqua Pennsylvania Inc. Project,
Series A, AMT, 5.25%, 7/01/42	300	304,647
Pennsylvania Economic Development
Financing Authority, RB, Philadelphia
Biosolids Facility, 6.25%, 1/01/32	100	105,451
		2,122,128
Total Municipal Bonds in Pennsylvania		30,301,044
Multi-State — 12.6%
Diversified Financial Services — 12.6%
MuniMae TE Bond Subsidiary LLC,
7.50%, 6/30/49 (d)(e)(f)	3,842	3,562,647
Total Municipal Bonds in Multi-State		3,562,647
Puerto Rico — 18.3%
State — 15.8%
Commonwealth of Puerto Rico, GO,
Refunding, Sub-Series C-7 (NPFGC),
6.00%, 7/01/27	1,385	1,479,263
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series N, 5.00%, 7/01/37	300	287,574
Puerto Rico Public Finance Corp., RB,
Commonwealth Appropriation,
Series E, 5.50%, 2/01/12 (a)	1,495	1,607,484
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.38%,
8/01/39	1,000	1,104,040
		4,478,361
Utilities — 2.5%
Puerto Rico Aqueduct & Sewer Authority,
RB, Senior Lien, Series A, 6.00%,
7/01/38	200	208,948
Puerto Rico Electric Power Authority, RB,
Series WW, 5.50%, 7/01/38	500	511,240
		720,188
Total Municipal Bonds in Puerto Rico		5,198,549
U.S. Virgin Islands — 0.3%
State — 0.3%
Virgin Islands Public Finance Authority,
RB, Senior Lien, Capital Projects,
Series A-1, 5.00%, 10/01/39	100	97,300
Total Municipal Bonds in U.S. Virgin Islands		97,300
Total Municipal Bonds – 138.0%		39,159,540

2 BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST

JULY 31, 2010

Schedule of Investments(continued)

BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (g)	(000)	Value
Pennsylvania – 28.9%
Education — 5.5%
Pennsylvania Higher Educational
Facilities Authority, Refunding RB,
Trustees of the University of
Pennsylvania, Series C, 4.75%,
7/15/35	$ 500	$ 507,045
Pennsylvania State University, RB,
5.00%, 3/01/40	1,000	1,065,000
		1,572,045
Health — 9.0%
Geisinger Authority, RB, Series A:
5.13%, 6/01/34	500	517,015
5.25%, 6/01/39	1,000	1,036,400
Philadelphia Hospitals & Higher
Education Facilities Authority,
Refunding RB, Jefferson Health
System, Series B, 5.00%, 5/15/40	1,000	1,000,690
		2,554,105
Housing — 3.5%
Pennsylvania HFA, Refunding RB:
Series 96-A, AMT, 4.70%, 10/01/37	500	474,395
Series 105C, 5.00%, 10/01/39	500	511,620
		986,015
State — 6.9%
Commonwealth of Pennsylvania, GO,
First Series, 5.00%, 3/15/28	825	903,278
Pennsylvania Turnpike Commission, RB,
Series C of 2003 Pennsylvania
Turnpike (NPFGC), 5.00%, 12/01/32	1,000	1,042,140
		1,945,418
Transportation — 4.0%
City of Philadelphia Pennsylvania, RB,
Series A, AMT (AGM), 5.00%, 6/15/37	1,150	1,126,621
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 28.9%		8,184,204
Total Long-Term Investments
(Cost – $46,291,378) – 166.9%		47,343,744
Short-Term Securities	Shares
BIF Pennsylvania Municipal Money
Fund, 0.00% (h)(i)	1,710,765	1,710,765
Total Short-Term Securities
(Cost – $1,710,765) – 6.0%		1,710,765

Value
Total Investments
(Cost – $48,002,143*) – 172.9%	$ 49,054,509
Liabilities in Excess of Other Assets – (0.8)%	(227,059)
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (14.6)%	(4,126,911)
Preferred Shares, at Redemption Value – (57.5)%	(16,325,762)
Net Assets Applicable to Common Shares – 100.0%	$ 28,374,777

* The cost and unrealized appreciation (depreciation) of investments as of
July 31, 2010, as computed for federal income tax purposes, were as

Aggregate follows: cost	$ 46,073,540
Gross unrealized appreciation	$ --
Gross Net unrealized unrealized depreciation depreciation	$ (1,143,786) (1,143,786)

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(c) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
Citigroup Global Securities, Inc.	$ 356,622	$ 287

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity.
(f) Variable rate security. Rate shown is as of report date.
(g) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(h) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares Held		Shares Held
	at April 30,	Net	at July 31,
Affiliate	2010	Activity	2010	Income
BIF Pennsylvania
Municipal Money
Fund	455,164	1,255,601	1,710,765	--

(i) Represents the current yield as of report date.

• For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST

JULY 31, 2010

Schedule of Investments (concluded)

BlackRock Pennsylvania Strategic Municipal Trust (BPS)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	—	$ 47,343,744	—	$ 47,343,744
Short-Term
Securities	$ 1,710,765	—	—	1,710,765
Total	$ 1,710,765	$ 47,343,744	—	$ 49,054,509

1 See above Schedule of Investments for values in each sector.

BLACKROCK PENNSYLVANIA STRATEGIC MUNICIPAL TRUST

JULY 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Pennsylvania Strategic Municipal Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: September 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Pennsylvania Strategic Municipal Trust

Date: September 27, 2010